16. LOANS PAYABLE: Schedule of Noncurrent loans payable (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Noncurrent loans payable

	2020	2019
Platinum Vapes note payable - original loan of $17,219,398 – non-interest bearing, principal due on maturity on September 11, 2023	$ 17,705,058	$ -
Vista Prime Management Ford loan - original loan of $16,218 – 5.90% interest, repayable in monthly installments of principal and interest of $314, maturing on January 12, 2023	7,313	-
Vista Prime Management Ram loan - original loan of $26,872 – 6.10% interest, repayable in monthly installments of principal and interest of $670, maturing on July 25, 2023	19,141	-
Mid-American Growers - SBA loan 1 - original loan of $781,727 – 1% interest, principal and interest payable at maturity on April 6, 2022	781,727	-
Mid-American Growers SBA loan 2 - original loan of $190,853 – 1% interest, principal and interest payable at maturity on April 6, 2022	190,853	-
Total	$ 18,704,092	$ -